UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ]: Amendment Number:

     This Amendment (Check only one):   [ ]  is a restatement
                                        [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Brevan Howard Asset Management LLP
Address:      2nd Floor
              Almack House
              28 King Street
              London SW1Y 6XA
              United Kingdom

Form 13F File Number:      028-12590
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        James Vernon
Title:       Managing Member of Brevan Howard Asset Management LLP
Phone:       0207 0222 6200

Signature, Place and Date of Signing:

  /s/ James Vernon         London, United Kingdom         February 16, 2010
-----------------------------------------------------------------------------
      [Signature]              [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                              --------------
Form 13F Information Table Entry Total:             47
                                              --------------
Form 13F Information Table Value Total:          $890,333
                                              --------------
                                              (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                   BREVAN HOWARD ASSET MANAGEMENT LLP
                                                                FORM 13F
                                                    Quarter Ended December 31, 2009

------------------------------------------------------------------------------------------------------------------------------------
                               CLASS                         VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                               -----                         -----     -------  ---  ----  ----------   -----    -------------------
NAME OF ISSUER                 TITLE              CUSIP    (X$1,000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 -----              -----    ---------   -------  ---  ----  ----------  --------  ----    ------ ----
------------------------------------------------------------------------------------------------------------------------------------
ALCON INC                      COM SHS          H01301102      805       4,901  SH            SOLE                  4,901
ALLIS CHALMERS ENERGY INC      COM PAR $.01NW   019645506    5,278   1,400,000  SH            SOLE              1,400,000
APACHE CORP                    COM              037411105   15,321     148,500  SH            SOLE                148,500
AVON PRODS INC                 COM              054303102    1,103      35,000  SH            SOLE                 35,000
BANK OF AMERICA CORPORATION    COM              060505104    6,024     400,000  SH   PUT      SOLE                400,000
BANK OF AMERICA CORPORATION    COM              060505104    4,142     275,000  SH            SOLE                275,000
BANK OF AMERICA CORPORATION    UNIT 99/99/9999  060505419   18,799   1,260,000  SH            SOLE              1,260,000
BARE ESCENTUALS INC            COM              067511105      122      10,000  SH            SOLE                 10,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108   21,725         219  SH            SOLE                    219
CALPINE CORP                   COM NEW          131347304    3,300     300,000  SH            SOLE                300,000
CF INDS HLDGS INC              COM              125269100    6,809      75,000  SH            SOLE                 75,000
CF INDS HLDGS INC              COM              125269100    9,078     100,000  SH   CALL     SOLE                100,000
CHEVRON CORP NEW               COM              166764100   19,863     258,000  SH            SOLE                258,000
CHURCH & DWIGHT INC            COM              171340102      605      10,000  SH            SOLE                 10,000
CITIGROUP INC                  COM              172967101    9,930   3,000,000  SH            SOLE              3,000,000
COCA COLA ENTERPRISES INC      COM              191219104    5,865     276,672  SH            SOLE                276,672
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    1,981      70,000  SH            SOLE                 70,000
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    2,077   2,000,000  PRN           SOLE                             NONE
ENCANA CORP                    COM              292505104    8,259     255,000  SH            SOLE                255,000
ENERGIZER HLDGS INC            COM              29266R108      919      15,000  SH            SOLE                 15,000
EXXON MOBIL CORP               COM              30231G102   23,048     338,000  SH            SOLE                338,000
EXXON MOBIL CORP               COM              30231G102   23,867     350,000  SH   CALL     SOLE                350,000
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    5,058      63,000  SH            SOLE                 63,000
GENERAL ELECTRIC CO            COM              369604103    3,783     250,000  SH            SOLE                250,000
INTEL CORP                     COM              458140100   20,155     988,000  SH            SOLE                988,000
ISHARES INC                    MSCI HONG KONG   464286871   14,094     900,000  SH   CALL     SOLE                900,000
ISHARES TR INDEX               MSCI EMERG MKT   464287234  150,645   3,630,000  SH            SOLE              3,630,000
ISHARES TR INDEX               MSCI EMERG MKT   464287234   85,905   2,070,000  SH   CALL     SOLE              2,070,000
ISHARES TR INDEX               IBOXX INV CPBD   464287242  138,667   1,331,416  SH            SOLE              1,331,416
KINROSS GOLD CORP              COM NO PAR       496902404    1,840     100,000  SH            SOLE                100,000
LOWES COS INC                  COM              548661107    6,964     297,735  SH            SOLE                297,735
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100   11,553     250,000  SH   CALL     SOLE                250,000
MEAD JOHNSON NUTRITION CO      COM CL A         582839106    6,229     142,533  SH            SOLE                142,533
MOSAIC CO                      COM              61945A107    2,389      40,000  SH            SOLE                 40,000
NEWMONT MINING CORP            COM              651639106   17,505     370,000  SH            SOLE                370,000
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103   19,862     488,000  SH            SOLE                488,000
OCCIDENTAL PETE CORP DEL       COM              674599105    9,355     115,000  SH            SOLE                115,000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106   29,958     252,000  SH            SOLE                252,000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    7,133      60,000  SH   CALL     SOLE                 60,000
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    6,208     130,200  SH            SOLE                130,200
POTASH CORP SASK INC           COM              73755L107    8,756      80,700  SH            SOLE                 80,700
REYNOLDS AMERICAN INC          COM              761713106      848      16,003  SH            SOLE                 16,003
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   21,600   1,500,000  SH   PUT      SOLE              1,500,000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    7,200     500,000  SH   CALL     SOLE                500,000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506   81,690   1,432,900  SH            SOLE              1,432,900
SPDR GOLD TRUST                GOLD SHS         78463V107   42,924     400,000  SH   CALL     SOLE                400,000
YANZHOU COAL MNG CO LTD        SPON ADR H SHS   984846105    1,092      50,000  SH            SOLE                 50,000